Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

Pursuant to Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation S-K, Fulton is providing the following information about the relationship between executive compensation actually paid (“CAP”) to Fulton’s principal executive officer (“PEO”) and non-PEO named executive officers (the “Non-PEO NEOs”) and certain aspects of the financial performance of Fulton. The HR Committee does not utilize CAP as the basis for making compensation decisions. Please see the CD&A with respect to additional information with respect to our compensation philosophy and how we align executive compensation with our performance.

Pay Versus Performance Table
Year(1) (a)	Summary Compensation Table Total for PEO(2) (b)	Compensation Actually Paid to PEO(3) (c)	Average Summary Compensation Table Total for Non-PEO NEOs(2) (d)	Average Compensation Actually Paid to Non-PEO NEOs(3) (e)	Value of Initial Fixed $100 Investment Based on:(4)		Net Income (GAAP)(6) (h)	Company Selected Metric: Adjusted EPS(7) (i)
					TSR (f)	Peer Group TSR(5) (g)
2025	$5,184,944	$5,733,586	$1,737,331	$1,881,976	$183.57	$131.30	$392	$2.16
2024	$3,337,831	$4,335,378	$1,178,658	$1,073,637	$177.10	$125.97	$289	$1.68
2023	$2,309,440	$2,862,798	$999,817	$1,196,969	$146.02	$107.92	$284	$1.70
2022	$4,923,557	$5,537,243	$1,541,616	$1,675,245	$142.98	$115.66	$287	$1.76
2021	$4,207,894	$5,365,077	$1,395,455	$1,745,204	$138.94	$142.26	$275	$1.62

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote
(1)	Mr. Myers served as the PEO for the entirety of 2025, 2024 and 2023. Mr. Wenger served as the PEO for the entirety of 2022 and 2021. Our Non-PEO NEOs for the applicable years were as follows:

•	2025: Richard S. Kraemer, Angela M. Snyder, Andrew B. Fiol and Meg R. Mueller;
•	2024: Mark R. McCollom, Beth Ann L. Chivinski, Richard S. Kraemer, Karthik K. Sridharan;
•	2023: Mark R. McCollom, Angela M. Snyder, Meg R. Mueller and Beth Ann L. Chivinski;
•	2022: Mark R. McCollom, Curtis J. Myers, Natasha Luddington and Angela M. Snyder; and
•	2021: Curtis J. Myers, Mark R. McCollom, Angela M. Snyder and Meg R. Mueller;

Peer Group Issuers, Footnote	Peer Group total shareholder return (“Peer Group TSR”) represents the Nasdaq Bank Index, which is used by Fulton for purposes of compliance with Item 201(e) of Regulation S-K.
PEO Total Compensation Amount	$ 5,184,944	$ 3,337,831	$ 2,309,440	$ 4,923,557	$ 4,207,894
PEO Actually Paid Compensation Amount	$ 5,733,586	4,335,378	2,862,798	5,537,243	5,365,077
Adjustment To PEO Compensation, Footnote
	2025		2024		2023		2022		2021
	PEO Myers	Average Non-PEO NEOs	PEO Myers	Average Non-PEO NEOs	PEO Myers	Average Non-PEO NEOs	PEO Wenger	Average Non-PEO NEOs	PEO Wenger	Average Non-PEO NEOs
Summary Compensation Table Total	$5,184,944	$1,737,331	$3,337,831	$1,178,658	$2,309,440	$999,817	$4,923,557	$1,541,616	$4,207,894	$1,395,455
Less Stock Award Value & Option Award Value Reported in SCT for the Covered Year	$2,558,162	$654,024	$1,329,526	$441,951	$954,757	$379,503	$2,076,061	$462,213	$1,305,528	$395,464
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Covered Year	$2,998,283	$667,385	$1,432,754	$375,360	$1,616,090	$642,375	$2,517,933	$552,934	$1,335,263	$404,470
Plus Year over Year Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years	$172,273	$50,245	$789,392	$177,116	$191,243	$111,252	$233,715	$57,715	$944,182	$285,212
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	-	$98,658	-	$80,075	-	-	-	-	-	-
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Covered Year	($63,752)	($17,618)	$104,927	$27,582	($299,218)	($176,972)	($61,901)	($14,807)	$183,267	$55,530
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	-	-	-	$323,203	-	-	-	-	-	-

	2025		2024		2023		2022		2021
	PEO Myers	Average Non-PEO NEOs	PEO Myers	Average Non-PEO NEOs	PEO Myers	Average Non-PEO NEOs	PEO Wenger	Average Non-PEO NEOs	PEO Wenger	Average Non-PEO NEOs
Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Prior to the Vesting Date Not Otherwise Reflected in Total Compensation for the Covered Year	-	-	-	-	-	-	-	-	-	-
Compensation Actually Paid	$5,733,586	$1,881,976	$4,335,378	$1,073,637	$2,862,798	$1,196,969	$5,537,243	$1,675,245	$5,365,077	$1,745,204

Non-PEO NEO Average Total Compensation Amount	$ 1,737,331	1,178,658	999,817	1,541,616	1,395,455
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,881,976	1,073,637	1,196,969	1,675,245	1,745,204
Adjustment to Non-PEO NEO Compensation Footnote
	2025		2024		2023		2022		2021
	PEO Myers	Average Non-PEO NEOs	PEO Myers	Average Non-PEO NEOs	PEO Myers	Average Non-PEO NEOs	PEO Wenger	Average Non-PEO NEOs	PEO Wenger	Average Non-PEO NEOs
Summary Compensation Table Total	$5,184,944	$1,737,331	$3,337,831	$1,178,658	$2,309,440	$999,817	$4,923,557	$1,541,616	$4,207,894	$1,395,455
Less Stock Award Value & Option Award Value Reported in SCT for the Covered Year	$2,558,162	$654,024	$1,329,526	$441,951	$954,757	$379,503	$2,076,061	$462,213	$1,305,528	$395,464
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Covered Year	$2,998,283	$667,385	$1,432,754	$375,360	$1,616,090	$642,375	$2,517,933	$552,934	$1,335,263	$404,470
Plus Year over Year Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years	$172,273	$50,245	$789,392	$177,116	$191,243	$111,252	$233,715	$57,715	$944,182	$285,212
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	-	$98,658	-	$80,075	-	-	-	-	-	-
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Covered Year	($63,752)	($17,618)	$104,927	$27,582	($299,218)	($176,972)	($61,901)	($14,807)	$183,267	$55,530
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	-	-	-	$323,203	-	-	-	-	-	-

	2025		2024		2023		2022		2021
	PEO Myers	Average Non-PEO NEOs	PEO Myers	Average Non-PEO NEOs	PEO Myers	Average Non-PEO NEOs	PEO Wenger	Average Non-PEO NEOs	PEO Wenger	Average Non-PEO NEOs
Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Prior to the Vesting Date Not Otherwise Reflected in Total Compensation for the Covered Year	-	-	-	-	-	-	-	-	-	-
Compensation Actually Paid	$5,733,586	$1,881,976	$4,335,378	$1,073,637	$2,862,798	$1,196,969	$5,537,243	$1,675,245	$5,365,077	$1,745,204

Equity Valuation Assumption Difference, Footnote	In the table above, the unvested equity values are computed in accordance with ASC Topic 718. For unvested awards subject to performance-based vesting conditions, the change in equity value is determined based on the probable outcome of such performance-based vesting conditions as of the last day of the covered year.
Compensation Actually Paid vs. Total Shareholder Return

Relationship between CAP and TSR. The graph below illustrates the relationship between Fulton’s TSR and the Peer Group TSR as well as the relationship between TSR and CAP for the PEO and average Non-PEO NEOs.

Compensation Actually Paid vs. Net Income	Relationship between CAP and Net Income. The graph below illustrates the relationship between Fulton’s Net Income and CAP for the PEO and average Non-PEO NEOs.
Compensation Actually Paid vs. Company Selected Measure	Relationship between CAP and Adjusted EPS. The graph below illustrates the relationship between Fulton’s Adjusted EPS and CAP for the PEO and average Non-PEO NEOs.
Tabular List, Table

The following is a list of performance measures that represent the most important performance measures used by Fulton to link 2025 CAP to the NEOs to performance:

•	TSR;
•	Adjusted EPS;
•	Adjusted ROE; and
•	Adjusted Operating Expenses/Average Assets.

Total Shareholder Return Amount	$ 183.57	177.10	146.02	142.98	138.94
Peer Group Total Shareholder Return Amount	131.30	125.97	107.92	115.66	142.26
Net Income (Loss)	$ 392,000,000	$ 289,000,000	$ 284,000,000	$ 287,000,000	$ 275,000,000
Company Selected Measure Amount | $ / shares	2.16	1.68	1.70	1.76	1.62
PEO Name	Mr. Myers	Mr. Myers	Mr. Myers	Mr. Wenger	Mr. Wenger
Additional 402(v) Disclosure	Pursuant to Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation S-K, Fulton is providing the following information about the relationship between executive compensation actually paid (“CAP”) to Fulton’s principal executive officer (“PEO”) and non-PEO named executive officers (the “Non-PEO NEOs”) and certain aspects of the financial performance of Fulton. The HR Committee does not utilize CAP as the basis for making compensation decisions. Please see the CD&A with respect to additional information with respect to our compensation philosophy and how we align executive compensation with our performance.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Non-GAAP Measure Description	Adjusted EPS is a Fulton selected measure. Values shown reflect EPS as calculated for purposes of our executive compensation program for the applicable reporting year as set forth in detail under “Non-GAAP Reconciliations” in Annex A to this Proxy Statement. No adjustments to EPS were made for 2021.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	TSR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted ROE
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Expenses/Average Assets
Non-PEO NEO [Member] | Stock Award Value & Option Award Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 654,024	$ 441,951	$ 379,503	$ 462,213	$ 395,464
Non-PEO NEO [Member] | Fair Value of Equity Awards Granted that Remain Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	667,385	375,360	642,375	552,934	404,470
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	50,245	177,116	111,252	57,715	285,212
Non-PEO NEO [Member] | Fair Value of Equity Awards Granted and Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	98,658	80,075
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards Granted Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(17,618)	27,582	(176,972)	(14,807)	55,530
Non-PEO NEO [Member] | Fair Value of Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		323,203
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards Prior to the Vesting Date Not Otherwise Reflected in Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Mr. Myers [Member] | PEO [Member] | Stock Award Value & Option Award Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,558,162	1,329,526	954,757
Mr. Myers [Member] | PEO [Member] | Fair Value of Equity Awards Granted that Remain Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,998,283	1,432,754	1,616,090
Mr. Myers [Member] | PEO [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	172,273	789,392	191,243
Mr. Myers [Member] | PEO [Member] | Fair Value of Equity Awards Granted and Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Mr. Myers [Member] | PEO [Member] | Change in Fair Value of Equity Awards Granted Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(63,752)	104,927	(299,218)
Mr. Myers [Member] | PEO [Member] | Fair Value of Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Mr. Myers [Member] | PEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards Prior to the Vesting Date Not Otherwise Reflected in Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Mr. Wenger [Member] | PEO [Member] | Stock Award Value & Option Award Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				2,076,061	1,305,528
Mr. Wenger [Member] | PEO [Member] | Fair Value of Equity Awards Granted that Remain Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				2,517,933	1,335,263
Mr. Wenger [Member] | PEO [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				233,715	944,182
Mr. Wenger [Member] | PEO [Member] | Fair Value of Equity Awards Granted and Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Mr. Wenger [Member] | PEO [Member] | Change in Fair Value of Equity Awards Granted Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(61,901)	183,267
Mr. Wenger [Member] | PEO [Member] | Fair Value of Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Mr. Wenger [Member] | PEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards Prior to the Vesting Date Not Otherwise Reflected in Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount